                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3375

                      (Investment Company Act File Number)

                              Federated GNMA Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  1/31/08

              Date of Reporting Period:  Six months ended 7/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated Investors
World-Class Investment Manager

Federated GNMA Trust

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2007	2007	2006 [1]	2005	2004	2003

Net Asset Value, Beginning of Period	$10.76	$10.95	$11.23	$11.31	$11.56	$11.34
Income From Investment Operations:
Net investment income	0.28	0.54 [2]	0.50 [2]	0.51 [2]	0.51	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	(0.17)	(0.25)	(0.08)	(0.25)	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.16	0.37	0.25	0.43	0.26	0.84

Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.53)	(0.51)	(0.51)	(0.62)

Net Asset Value, End of Period	$10.64	$10.76	$10.95	$11.23	$11.31	$11.56

Total Return[3]	1.47%	3.51%	2.28%	3.90%[4]	2.28%	7.60%

Ratios to Average Net Assets:

Net expenses	0.64%[5]	0.64%	0.64%	0.63%	0.63%	0.63%

Net investment income	5.21%[5]	5.04%	4.53%	4.52%	4.46%	5.42%

Expense waiver/reimbursement[6]	0.02%[5]	0.04%	0.08%	0.18%	0.16%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$416,612	$441,101	$569,081	$642,482	$758,178	$898,881

Portfolio turnover[7]	43%	61%	76%	71%	70%	55%

1 Beginning with the year ended January 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact on less than 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 This calculation excludes purchases and sales from dollar roll transactions, if applicable.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2007	2007	2006 [1]	2005	2004	2003

Net Asset Value, Beginning of Period	$10.76	$10.95	$11.23	$11.31	$11.56	$11.34
Income From Investment Operations:
Net investment income	0.27	0.53 [2]	0.48 [2]	0.49 [2]	0.50	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	(0.18)	(0.25)	(0.08)	(0.26)	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.15	0.35	0.23	0.41	0.24	0.82

Less Distributions:
Distributions from net investment income	(0.27)	(0.54)	(0.51)	(0.49)	(0.49)	(0.60)

Net Asset Value, End of Period	$10.64	$10.76	$10.95	$11.23	$11.31	$11.56

Total Return[3]	1.38%	3.35%	2.13%[4]	3.73%[5]	2.11%	7.43%

Ratios to Average Net Assets:

Net expenses	0.80%[6]	0.79%	0.78%	0.79%	0.79%	0.79%

Net investment income	5.04%[6]	4.89%	4.39%	4.37%	4.30%	5.26%

Expense waiver/reimbursement[7]	0.27%[6]	0.28%	0.28%	0.27%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$42,624	$47,122	$60,029	$60,175	$65,709	$101,057

Portfolio turnover[8]	43%	61%	76%	71%	70%	55%

1 Beginning with the year ended January 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider which had an impact of 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 During the period, the Fund was reimbursed by the Adviser which had an impact of 0.09% on the total return.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 This calculation excludes purchases and sales from dollar roll transactions, if applicable.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2007	Ending Account Value 7/31/2007	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,014.70	$3.20

Institutional Service Shares	$1,000	$1,013.80	$3.99

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,021.62	$3.21

Institutional Service Shares	$1,000	$1,020.83	$4.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.64%

Institutional Service Shares	0.80%

Portfolio of Investments Summary Table

At July 31, 2007, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

GNMA Mortgage-Backed Securities	102.2%

Derivatives Contracts[2,3]	0.0%

Repurchase Agreements--Cash	3.4%

Repurchase Agreements--Collateral[4]	14.9%

Other Assets and Liabilities--Net[5]	(20.5)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivatives contracts in which the Fund invests.

2 Represents less than 0.1%.

3 The impact of a derivative contract on the Fund’s performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in the Semi-Annual Report.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering derivatives contracts, when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2007 (unaudited)

Principal Amount			Value

		MORTGAGE-BACKED SECURITIES--97.5%
		Government National Mortgage Association--97.5%[1]
$63,924,124		5.000%, 10/15/2033 - 7/20/2036	$60,602,259
139,840,012	[2]	5.500%, 6/15/2033 - 5/20/2036	136,185,789
157,926,032	[3]	6.000%, 11/15/2023 - 8/15/2037	157,806,711
64,258,958	[3]	6.500%, 10/15/2023 - 8/20/2037	65,628,279
14,062,953		7.000%, 6/15/2027 - 1/15/2033	14,645,770
8,624,769		7.500%, 11/15/2027 - 9/15/2032	9,049,413
3,384,303		8.000%, 11/15/2027 - 8/15/2032	3,576,430
236,650		8.500%, 10/15/2029 - 3/15/2030	255,439

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $444,648,026)	447,750,090

		COLLATERALIZED MORTGAGE OBLIGATIONS--4.7%
		Government National Mortgage Association--4.7%
12,255,898		5.520%, 8/16/2036, REMIC 2006-47 FA	12,192,232
9,517,307		5.570%, 3/16/2037, REMIC 2007-9 AF	9,420,323

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,759,864)	21,612,555

		REPURCHASE AGREEMENTS--18.3%
15,818,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.	15,818,000
		REPURCHASE AGREEMENTS--continued
$68,360,000	[4]	Interest in $102,860,000 joint repurchase agreement 5.260%, dated 7/19/2007 under which Banc of America Securities LLC will repurchase a U.S. Government Agency maturing on 7/20/2037 for $103,355,957 on 8/21/2007. The market value of the underlying security at the end of the period was $105,116,485 (segregated pending settlement of dollar-roll transactions).	$68,360,000

		TOTAL REPURCHASE AGREEMENTS (AT COST)	84,178,000

		TOTAL INVESTMENTS--120.5% (IDENTIFIED COST $550,585,890)5	553,540,645

		OTHER ASSETS AND LIABILITIES – NET--(20.5)%	(94,304,957)

		TOTAL NET ASSETS--100%	$459,235,688

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 All or a portion of these securities are subject to dollar-roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

5 The cost of investments for federal tax purposes amounts to $550,633,595.

At July 31, 2007, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

6U.S. Treasury Notes 2 Year Long Futures	258	$52,873,875	September 2007	$332,920

6U.S. Treasury Bond Short Futures	134	$14,748,375	September 2007	$(272,370)

6U.S. Treasury Notes 10 Year Short Futures	59	$6,337,898	September 2007	$(19,578)

6U.S. Treasury Notes 5 Year Short Futures	24	$2,531,256	September 2007	$(6,467)

NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$34,505

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at
July 31, 2007.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2007 (unaudited)

Assets:
Investments in securities	$469,362,645
Investments in repurchase agreements	84,178,000

Total investments in securities, at value (identified cost $550,585,890)		$553,540,645
Cash		603
Income receivable		2,226,502
Receivable for investments sold		49,020,218
Receivable for shares sold		54,587

TOTAL ASSETS		604,842,555

Liabilities:
Payable for investments purchased	143,354,295
Payable for shares redeemed	1,223,293
Payable for shareholder services fee (Note 5)	75,270
Income distribution payable	839,979
Payable for daily variation margin	62,717
Accrued expenses	51,313

TOTAL LIABILITIES		145,606,867

Net assets for 43,178,644 shares outstanding		$459,235,688

Net Assets Consist of:
Paid-in capital		$496,927,098
Net unrealized appreciation of investments and futures contracts		2,989,260
Accumulated net realized loss on investments and futures contracts		(40,649,507)
Distributions in excess of net investment income		(31,163)

TOTAL NET ASSETS		$459,235,688

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$416,611,696 ÷ 39,171,036 shares outstanding, no par value, unlimited shares authorized		$10.64

Institutional Service Shares:
$42,623,992 ÷ 4,007,608 shares outstanding, no par value, unlimited shares authorized		$10.64

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2007 (unaudited)

Investment Income:
Interest			$13,810,129

Expenses:
Investment adviser fee (Note 5)		$944,091
Administrative personnel and services fee (Note 5)		186,696
Custodian fees		25,397
Transfer and dividend disbursing agent fees and expenses		73,959
Directors’/Trustees’ fees		10,433
Auditing fees		9,875
Legal fees		5,150
Portfolio accounting fees		67,229
Distribution services fee--Institutional Service Shares (Note 5)		56,864
Shareholder services fee--Institutional Shares (Note 5)		177,201
Shareholder services fee--Institutional Service Shares (Note 5)		55,203
Share registration costs		15,990
Printing and postage		17,574
Insurance premiums		3,338
Miscellaneous		14,477

TOTAL EXPENSES		1,663,477

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(41,871)
Waiver of administrative personnel and services fee	(6,846)
Waiver of distribution services fee--Institutional Service Shares	(56,864)
Reimbursement of shareholder services fee--Institutional Shares	(3,428)

TOTAL WAIVERS AND REIMBURSEMENT		(109,009)

Net expenses			1,554,468

Net investment income			12,255,661

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(4,980,347)
Net realized loss on futures contracts			(29,853)
Net change in unrealized appreciation of investments			(521,935)
Net change in unrealized appreciation of futures contracts			34,505

Net realized and unrealized loss on investments and futures contracts			(5,497,630)

Change in net assets resulting from operations			$6,758,031

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2007	Year Ended 1/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,255,661	$27,778,793
Net realized loss on investments and futures contracts	(5,010,200)	(6,112,698)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(487,430)	(4,166,792)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,758,031	17,499,303

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,106,957)	(26,160,287)
Institutional Service Shares	(1,147,375)	(2,535,763)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,254,332)	(28,696,050)

Share Transactions:
Proceeds from sale of shares	26,509,322	67,826,508
Net asset value of shares issued to shareholders in payment of distributions declared	7,037,034	15,112,795
Cost of shares redeemed	(57,037,537)	(212,629,560)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,491,181)	(129,690,257)

Change in net assets	(28,987,482)	(140,887,004)

Net Assets:
Beginning of period	488,223,170	629,110,174

End of period (including distributions in excess of net investment income of $(31,163) and $(32,492), respectively)	$459,235,688	$488,223,170

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2007 (unaudited)

1. ORGANIZATION

Federated GNMA Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for investments in other open-end registered investment companies, based on net asset value;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended July 31, 2007, the Fund had net realized losses on futures contracts of $29,853.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund’s current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 7/31/2007		Year Ended 1/31/2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	1,924,911	$20,691,633	5,522,588	$59,572,444
Shares issued to shareholders in payment of distributions declared	571,547	6,134,542	1,220,477	13,133,485
Shares redeemed	(4,313,763)	(46,347,452)	(17,728,535)	(190,433,826)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,817,305)	$(19,521,277)	(10,985,470)	$(117,727,897)

	Six Months Ended 7/31/2007		Year Ended 1/31/2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	541,218	$5,817,689	767,331	$8,254,064
Shares issued to shareholders in payment of distributions declared	84,057	902,492	183,914	1,979,310
Shares redeemed	(996,420)	(10,690,085)	(2,055,184)	(22,195,734)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(371,145)	$(3,969,904)	(1,103,939)	$(11,962,360)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,188,450)	$(23,491,181)	(12,089,409)	$(129,690,257)

4. FEDERAL TAX INFORMATION

At July 31, 2007, the cost of investments for federal tax purposes was $550,633,595. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,907,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,269,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,362,441.

At January 31, 2007, the Fund had a capital loss carryforward of $35,753,031 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2009	$9,358,296

2010	$7,642,119

2012	$909,063

2013	$7,078,438

2014	$1,243,098

2015	$9,522,017

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. For the six months ended July 31, 2007, the Adviser voluntarily waived $41,871 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended July 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,846 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended July 31, 2007, FSC voluntarily waived $56,864 of its fee. When FSC receives fees, it may pay some or all of them to financial intemediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended July 31, 2007, FSSC voluntarily reimbursed $3,428 of shareholder services fees. For the six months ended July 31, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through February 24, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $733 for the year ended January 31, 2007 and $5,888 for the year ended January 31, 2006.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund’s Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.72% and 0.85%, respectively, for the fiscal year ending January 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after March 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2007, there were no outstanding loans. During the six months ended July 31, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with many other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of July 31, 2007, there were no outstanding loans. During the six months ended July 31, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED GNMA TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund’s page click, on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 314184102
Cusip 314184201

8083002 (9/07)

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GNMA TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007